Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
INCOME TAX

13 INCOME TAX

The major components of income tax expense for the years ended December 31, 2022 and 2021 are:

	2022	2021	2020
	USD	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	892,937	343,275	481,730

Deferred income tax
Relating to origination and reversal of temporary differences	-	(3,272)	19,508
Income tax expense reported in the consolidated statement of comprehensive income	892,937	340,003	501,238

Deferred tax asset / (liability) relates to the following:

	Consolidated statement of financial position		Consolidated statement of comprehensive income
	2022	2021	2022	2021
	USD	USD	USD	USD

Provisions	-	-	-	-
Accelerated depreciation for tax purposes	1,384	(14,625)	-	(3,272)
Losses available for offsetting against future taxable income	-	-	-	-

Deferred tax expense / (benefit)
Deferred tax assets / (liabilities)	1,384	(14,625)	-	(3,272)

The Group’s exposure to taxes stems from:

(1)	Anghami KSA: established in the Kingdom of Saudi Arabia and is subject to 5% withholding tax and 20% corporate income tax;

(2)	Anghami for Digital Content (ADC): established in Egypt and is subject to 20% withholding tax and 22.5% corporate income; and

(3)	Digi Music SAL (Offshore): established in Lebanon and is subject to 7.5% withholding tax.

In 2022, there is no deferred tax assets not recognised.

The majority of withholding tax (WHT) incurred on distributions from foreign jurisdiction are comprised of distributions made from subsidiary entities (mainly Anghami KSA and ADC) to the Group. In addition, WHT include taxes paid by the Group for income generated from Telco partners. These Telco partners operate in countries where the Group does not have an operating entity and has service agreements with Telco companies. The tax on services performed by non-resident Group is deducted from the Group’s payments received from the Telco partners based on WHT rates for the respective countries which are established as part of the existing WHT regimes for each country.